SHARE CAPITAL	3 Months Ended
Mar. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
7.	SHARE CAPITAL

		March 31, 2015			December 31, 2014
		Number of shares	$		Number of shares	$
Exchangeable Shares:
Balance at beginning of period		49,737,096	49,737		36,621,885	36,622
Shares issued for services	(v)	262,904	263		-	-
Shares issued under private placement		-	-	(i)	10,792,335	10,792
Shares issued on conversion and settlement of debt		-	-	(ii)(iii)	1,012,142	1,012
Shares issued on the exercise of options		-	-	(iv)	1,310,734	1,311
Balance at end of the period		50,000,000	50,000		49,737,096	49,737
Common Shares
Balance at beginning of the period		-	-		-	-
Shares issued as Acquisition Transaction consideration	(vii)	6,000,000	6,000		-	-
Shares issued under private placement	(vi)-(ix)	9,839,500	9,840		-	-
Balance at end of the period		15,839,500	15,840		-	-
TOTAL COMMON SHARES		65,839,500	65,840		-	-

(i)
In April, 2014, Bionik Canada completed a private placement issuing 10,792,335 common shares at a price of $0.24 per share for gross proceeds of $2,590,160. A former director of Bionik Canada assisted in securing a significant portion of this financing. The Company incurred $11,609 in share issue costs related to the transaction.

(ii)	In May 2014, Bionik Canada issued 436,908 common shares in exchange for the settlement of $138,888 of unsecured debt.

(iii)
In June, 2014, Bionik Canada issued 575,234 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 and was converted at a 20% discount to the April 2014 private placement.

(iv)	In June 2014, Bionik Canada issued 1,310,734 common shares for the exercise of stock options. The Company received cash of $228,875.

(v)
On February 25, 2015, 262,904 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement (Note 7(vi)), and recorded in stock based compensation on the statement of operations and comprehensive loss. As part of the consideration for the initial loan the CTO and COO had transferred 314,560 common shares to the lenders. For contributing the common shares to the lenders the Company intends to reimburse the CTO and COO 320,000 shares of common stock; however, these shares have not yet been issued.

(vi)
Concurrently with the closing of the Acquisition Transaction on February 26, 2015, the Company issued 7,735,750 units (the “Units”) for gross proceeds of $6,188,600 (the “First Closing”) (including $500,000 of outstanding bridge loans converted into Units at the offering price) at a purchase price of $0.80 per Unit (the “Purchase Price”) in a private placement offering (the “Offering”). Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs related to the transaction of $848,822 and issued 773,575 broker warrants exercisable at $0.80 for a period of 4 years.

(vii)
Immediately following the Acquisition Transaction and the First Closing, 6,000,000 shares of common stock were held by existing Drywave stockholders, 7,735,750 shares of common stock were held by the investors in the Offering and Bionik Canada shareholders held an equivalent of 50,000,000 shares of common stock through their ownership of 100% of the Exchangeable Shares which vote alongside the common stock of the Company as a single class through the one issued and outstanding Special Preferred Share.

(viii)
On March 27, 2015, the Company issued 1,212,500 Units for gross proceeds of $970,000 to accredited investors in a second closing (the “Second Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs related to the Second Closing of $141,100 and issued 121,250 broker warrants exercisable at $0.80 for a period of 4 years.

(ix)
On March 31, 2015, the Company issued 891,250 Units for gross proceeds of $713,000 to accredited investors in a third closing (the “Third Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs related to the Third Closing of $97,098 and issued 89,125 broker warrants exercisable at $0.80 for a period of 4 years.

Special Voting Preferred Share

In connection with the Acquisition Transaction (Note 1), on February 26, 2015, the Company entered into a voting and exchange trust agreement (the “Trust Agreement”). Pursuant to the Trust Agreement, the Company issued one Special Preferred Share to the Trustee, and the parties created a trust for the Trustee to hold the Special Voting Preferred Share for the benefit of the holders of the Exchangeable Shares (the “Beneficiaries”). Pursuant to the Trust Agreement, the Beneficiaries will have voting rights in the Company equivalent to what they would have had they received shares of common stock in the same amount as the Exchangeable Shares held by the Beneficiaries.

In connection with the Acquisition Transaction and the Trust Agreement, effective February 20, 2015, the Company filed a certificate of designation of the Special Voting Preferred Share (the “Special Voting Certificate of Designation”) with the Delaware Secretary of State. Pursuant to the Special Voting Certificate of Designation, one share of the Company’s blank check preferred stock was designated as the Special Preferred Share. The Special Preferred Share entitles the Trustee to exercise the number of votes equal to the number of Exchangeable Shares outstanding on a one-for-one basis during the term of the Trust Agreement.

The Special Preferred Share is not entitled to receive any dividends or to receive any assets of the Company upon liquidation, and is not convertible into common shares of the Company.

The voting rights of the Special Preferred Share will terminate pursuant to and in accordance with the Trust Agreement. The Special Preferred Share will be automatically cancelled at such time as no Exchangeable Shares are held by a Beneficiary.